Pensions and other postretirement benefits (Details 6) (Pensions [Member], CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pensions [Member]
Information for the pension plans with an accumulated benefit obligation in excess of plan assets [Abstract]
Projected Benefit Obligation	526	15,015
Accumulated benefit obligation	461	14,606
Fair value of plan assets	201	14,191